UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2004

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding
entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	August 13, 2004

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total:	$465,817

List of other Included Managers: 		None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABX Air Inc.                   COM              00080s101     3513   514300 SH       SOLE
AMC Entertainment Inc.         COM              001669100    11815   768720 SH       SOLE
Abbott Laboratories            COM              002824100    13035   319800 SH       SOLE
Active Power                   COM              00504w100      158    49570 SH       SOLE
Advanced Tissue Sciences       COM              00755f103       44   340310 SH       SOLE
Advancis Pharmaceutical Corp.  COM              00764L109      650    96600 SH       SOLE
Aetna Inc.                     COM              00817Y108    17451   205310 SH       SOLE
Amylin Pharmaceutical          COM              032346108      593    26000 SH       SOLE
Anadarko Petroleum             COM              032511107     1405    23970 SH       SOLE
Applied Digital Solutions      COM              038188306       85    34640 SH       SOLE
Ashland Inc.                   COM              044204105     7647   144800 SH       SOLE
Avanex Corp.                   COM              05348w109       48    12250 SH       SOLE
Aware                          COM              05453n100       92    23200 SH       SOLE
Bruker Biosciences             COM              116794108     1181   242543 SH       SOLE
Bunge Limited                  COM              G16962105    21820   560350 SH       SOLE
Burlington Northern Santa Fe C COM              12189T104     5408   154200 SH       SOLE
Burlington Resources           COM              122014103      306     8458 SH       SOLE
Canadian Natural Resources     COM              136385101    65880  2192340 SH       SOLE
Capstone Turbine               COM              14067d102      257   119082 SH       SOLE
Caremark RX                    COM              141705103     2907    88238 SH       SOLE
Carrington Laboratories, Inc.  COM              144525102       64    14300 SH       SOLE
Chromatics Color Sciences      COM              171116304        0    26925 SH       SOLE
Ciena Corporation              COM              171779101      244    65894 SH       SOLE
Comcast Corporation            COM              20030n200    16921   612840 SH       SOLE
Computer Sciences Corp         COM              205363104     5562   119800 SH       SOLE
Concurrent Computer            COM              206710204      314   158500 SH       SOLE
Conoco Phillips                COM              20825c104    31231   409370 SH       SOLE
Copytele Inc.                  COM              217721109      116   144800 SH       SOLE
Del Monte Foods                COM              24522p103     7818   769512 SH       SOLE
Devon Energy Corp              COM              25179M103    48664   737328 SH       SOLE
E. Digital Corp                COM              26841y103       22    93100 SH       SOLE
E.Piphany                      COM              26881v100      195    40400 SH       SOLE
Electronic Arts                COM              285512109     1272    23320 SH       SOLE
Enzo Biochem                   COM              294100102      432    28825 SH       SOLE
Genesis Microchip              COM              37184c103      367    26640 SH       SOLE
Global Industies               COM              379336100      559    97716 SH       SOLE
Healthsouth Corp.              COM              421924101    27472  4578750 SH       SOLE
Hospira Inc                    COM              441060100      760    27520 SH       SOLE
Humana Inc                     COM              444859102    10558   624740 SH       SOLE
Inco Limited                   COM              453258402    10199   295100 SH       SOLE
Internap Network Services      COM              45885a102      175   144960 SH       SOLE
Ishares MSCI Japan Index Fund  COM              464286848     3295   310300 SH       SOLE
K-Tel International            COM              482724200        2    17600 SH       SOLE
Liberty Media                  COM              530718105    27040  3007788 SH       SOLE
MapInfo Corporation            COM              565105103     4861   458623 SH       SOLE
Merit Medical Systems Inc      COM              589889104     2483   155900 SH       SOLE
Microtune                      COM              59514p109      476   101860 SH       SOLE
Miravant Medical Technologies  COM              604690107      214   133130 SH       SOLE
Mylan Laboratories             COM              628530107     2347   115900 SH       SOLE
Neoware Systems                COM              64065p102      550    66490 SH       SOLE
Nexar Technology               COM              65332P106        0    85740 SH       SOLE
Nexen                          COM              65334h102    20896   535530 SH       SOLE
Norfolk Southern Corp.         COM              655844108     2663   100400 SH       SOLE
NovaStar Financial Inc.        COM              669947400      490    12900 SH       SOLE
Ocular Sciences                COM              675744106     1705    44860 SH       SOLE
Omnivision Tech                COM              682128103      944    59160 SH       SOLE
PalmOne Inc                    COM              69713p107      847    24346 SH       SOLE
Pioneer Natural Resources      COM              723787107    10939   311837 SH       SOLE
Protein Design Labs            COM              74369l103     5237   273780 SH       SOLE
QLT INC                        COM              746927102      353    17600 SH       SOLE
RF Micro Devices               COM              749941100      898   119700 SH       SOLE
Republic Services              COM              760759100     9644   333230 SH       SOLE
Retek                          COM              76128q109       62    10069 SH       SOLE
Riverstone Networks            COM              769320102       73    56095 SH       SOLE
Sirenza Microdevices           COM              82966t106       90    21500 SH       SOLE
Sirius Satellite Radio         COM              82966u103      165    53500 SH       SOLE
Speedway Motorsports           COM              847788106     2713    81120 SH       SOLE
Spinnaker Exploration          COM              84855w109     1505    38230 SH       SOLE
Time Warner Inc                COM              887317105    11576   658500 SH       SOLE
Triad Hospitals, Inc.          COM              89579k109     9469   254350 SH       SOLE
Tyson Foods                    COM              902494103     9317   444744 SH       SOLE
United Globalcom               COM              913247508     5410   745225 SH       SOLE
Valassis Communications        COM              918866104    10674   350300 SH       SOLE
Vision Sciences Inc. Delaware  COM              927912105      323    76800 SH       SOLE
Wilsons The Leather Exp.       COM              972463103     1297   333357 SH       SOLE
Xybernaut                      COM              984149104       21    12100 SH       SOLE